Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Net Income (Loss) per Share
Schedule of computation of basic and diluted net income (loss) per share attributable to ordinary shareholders

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to ordinary shareholders:

	Years Ended December 31,
	(Amount in Thousands, Except Share and Per Share Data)
	2018	2019	2020
	Class A and Class B	Class A and Class B	Class A and Class B
Net income (loss) attributable to Class A and Class B ordinary shareholders—basic	811,297	829,151	(745,225)
Plus: interest expense for convertible notes	7,707	679	—
Net income (loss) attributable to Class A and Class B ordinary shareholders—diluted	819,004	829,830	(745,225)
Weighted average number of Class A and Class B ordinary shares outstanding—basic	29,288,401	30,580,181	31,020,439
Plus: share options	347,703	244,806	—
Plus: non-vested restricted shares	26,308	36,385	—
Plus: shares outstanding for convertible notes	1,048,128	62,723	—
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	30,710,540	30,924,095	31,020,439
Basic net income (loss) per share	27.70	27.12	(24.02)
Diluted net income (loss) per share	26.67	26.84	(24.02)

Schedule of antidilutive net income per share

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2018	2019	2020
Share options	168,203	72,929	224,528
Non-vested restricted shares under share incentive plan	150,897	91,550	103,373
Total	319,100	164,479	327,901